Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
5.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2016	2015

Time deposits	$2,289	$8,616
Savings and checking accounts	28,873	32,414
Money market mutual funds	162	161
Petty cash	8	8

	$31,332	$41,199